Consolidated Statements of Comprehensive Earnings Consolidated Statements of Comprehensive Earnings (Parenthetical) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement of Comprehensive Income [Abstract]
Unrealized gain (loss) on investments and other financial instruments, net (excluding investments in unconsolidated affiliates), tax	$ 16	$ 23	$ (23)
Unrealized gain (loss) relating to investments in unconsolidated affiliates, tax	7	6	(17)
Unrealized gain (loss) on foreign currency translation and cash flow hedging, tax	4	1	(7)
Reclassification adjustments for change in unrealized gains and losses included in net earnings , tax	2
Minimum pension liability adjustment, tax	$ 3	$ 3	$ 3